LEASES - Summary of maturity of operating lease liabilities (Details)	Dec. 31, 2022 USD ($)
Maturity of operating lease liabilities
2023	$ 309,945
2024	375,940
2025	288,594
Total	974,479
Less: imputed interest	(70,347)
Total operating lease liabilities	$ 904,132